Notes Payable and Convertible Notes - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) shares $ / shares	Jul. 31, 2019	May 10, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure Detail Of Borrowings From Business Acquisition And Others [Line Items]
Short term loans	$ 1,871
Gotham Green Partners LLC [member]
Disclosure Detail Of Borrowings From Business Acquisition And Others [Line Items]
Convertible loan	39,881
Borrowings value	$ 33,502
Borrowings maturity date	Nov. 21, 2021
Percent of interest payable in cash	50.00%
Percent of interest remains outstanding and accrued	50.00%
Notes conversion price per share | $ / shares	$ 0.83
Gotham Green Partners LLC [member] | Top of range [member]
Disclosure Detail Of Borrowings From Business Acquisition And Others [Line Items]
Fixed charge coverage ratio	1:1
Gotham Green Partners LLC [member] | Bottom of range [member]
Disclosure Detail Of Borrowings From Business Acquisition And Others [Line Items]
Debt-to-EBITDA ratio	5:1
Gotham Green Partners LLC [member] | Discount rate, measurement input [member]
Disclosure Detail Of Borrowings From Business Acquisition And Others [Line Items]
Significant unobservable input, liabilities		10.25
Accretion Income	$ 337
Gotham Green Partners LLC [member] | Tranche One [member]
Disclosure Detail Of Borrowings From Business Acquisition And Others [Line Items]
Number of warrants for conversion | shares	7,000,000
Warrants conversion price per share | $ / shares	$ 1.00
Gotham Green Partners LLC [member] | Tranche Two [member]
Disclosure Detail Of Borrowings From Business Acquisition And Others [Line Items]
Number of warrants for conversion | shares	4,511,279
Warrants conversion price per share | $ / shares	$ 1.33
Gotham Green Partners LLC [member] | Tranche Three [member]
Disclosure Detail Of Borrowings From Business Acquisition And Others [Line Items]
Number of warrants for conversion | shares	2,010,050
Warrants conversion price per share | $ / shares	$ 1.99
Gotham Green Partners LLC [member] | Year One [member]
Disclosure Detail Of Borrowings From Business Acquisition And Others [Line Items]
Borrowings, interest rate basis	LIBOR +11%
Borrowings interest rate	11.00%
Gotham Green Partners LLC [member] | Year Two [member]
Disclosure Detail Of Borrowings From Business Acquisition And Others [Line Items]
Borrowings, interest rate basis	LIBOR +10%
Borrowings interest rate	10.00%
Gotham Green Partners LLC [member] | Year Three [member]
Disclosure Detail Of Borrowings From Business Acquisition And Others [Line Items]
Borrowings, interest rate basis	LIBOR +9.5%
Borrowings interest rate	9.50%
Gotham Green Partners LLC [member] | At fair value [member]
Disclosure Detail Of Borrowings From Business Acquisition And Others [Line Items]
Convertible loan	$ 4,874
LI Lending LLC [member] [member]
Disclosure Detail Of Borrowings From Business Acquisition And Others [Line Items]
Borrowings value			$ 50,000
Borrowings interest rate	10.25%
Loan drawn	$ 45,000
Transaction cost	$ 711
Borrowings maturity	May 10, 2024
Restricted cash	$ 2,352
Long-term notes payable	1,903			$ 0
Acquisition of non-controlling interest	1,778
Vehicle and other loans	125
LI Lending LLC [member] [member] | Healthy Pharms Inc [member]
Disclosure Detail Of Borrowings From Business Acquisition And Others [Line Items]
Short term loans	$ 7,382